LOANS - Nonperforming Loans and Risk Categories of Loans Based on Management Most Recent Analysis (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonaccrual loans: [Abstract]
Total nonaccrual loans	$ 130,578,000	$ 213,637,000
Past due (>90 days) loans and accruing interest:
Total past due loans	815,000	4,223,000
Total nonperforming loans	131,393,000	217,860,000
Estimated additional interest income on nonperforming loans if performed in accordance with contractual terms	11,500,000	17,600,000	17,100,000
Estimated interest income recognized on loans in nonaccrual status	561,000	716,000	399,000
Average recorded investment in impaired loans	278,200,000	314,300,000	324,400,000
Interest income recorded on impaired loans	12,400,000	13,000,000	3,700,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	1,206,667,000	1,515,200,000
Number of contracts, for loan extended or renewed	294	551
Percentage of loan rated substandard (in hundredths)	41.00%	52.00%
Loans Secured by Real Estate [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	118,608,000	195,695,000
Past due (>90 days) loans and accruing interest:
Total past due loans	745,000	4,037,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	1,067,088,000	1,321,788,000
Number of contracts, for loan extended or renewed	254	429
Commercial [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	756,970,000	893,644,000
Commercial [Member] | Loans Secured by Real Estate [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	80,449,000	121,250,000
Past due (>90 days) loans and accruing interest:
Total past due loans	660,000	3,778,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	756,970,000	893,644,000
Number of contracts, for loan extended or renewed	139	195
Residential (including multi-family) [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	253,693,000	325,730,000
Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	29,719,000	45,357,000
Past due (>90 days) loans and accruing interest:
Total past due loans	85,000	259,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	253,693,000	325,730,000
Number of contracts, for loan extended or renewed	100	191
Construction, Land Development and Other Land [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	56,425,000	102,414,000
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	8,440,000	29,088,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	56,425,000	102,414,000
Number of contracts, for loan extended or renewed	15	43
Commercial and Other Business Purpose Loans [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	11,678,000	17,818,000
Past due (>90 days) loans and accruing interest:
Total past due loans	70,000	148,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	128,096,000	178,417,000
Number of contracts, for loan extended or renewed	38	116
Consumer [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	292,000	124,000
Past due (>90 days) loans and accruing interest:
Total past due loans	70,000	38,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	9,324,000	12,216,000
Number of contracts, for loan extended or renewed	2	6
Other [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	2,159,000	2,779,000
Pass [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	851,249,000	1,011,426,000
Pass [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	741,505,000	865,731,000
Pass [Member] | Commercial [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	527,953,000	594,964,000
Pass [Member] | Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	181,472,000	220,375,000
Pass [Member] | Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	32,080,000	50,392,000
Pass [Member] | Commercial and Other Business Purpose Loans [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	100,669,000	132,085,000
Pass [Member] | Consumer [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	6,916,000	11,125,000
Pass [Member] | Other [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	2,159,000	2,485,000
Watch [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	120,930,000	147,145,000
Watch [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	111,810,000	131,865,000
Watch [Member] | Commercial [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	80,673,000	88,667,000
Watch [Member] | Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	21,745,000	31,278,000
Watch [Member] | Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	9,392,000	11,920,000
Watch [Member] | Commercial and Other Business Purpose Loans [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	7,325,000	14,412,000
Watch [Member] | Consumer [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	1,795,000	574,000
Watch [Member] | Other [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans		294,000
Substandard [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	234,488,000	356,629,000
Substandard [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	213,773,000	324,192,000
Substandard [Member] | Commercial [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	148,344,000	210,013,000
Substandard [Member] | Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	50,476,000	74,077,000
Substandard [Member] | Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	14,953,000	40,102,000
Substandard [Member] | Commercial and Other Business Purpose Loans [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	20,102,000	31,920,000
Substandard [Member] | Consumer [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	$ 613,000	$ 517,000